Taxes Payable - Summary of Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes Payable
VAT payables	¥ 1,846	¥ 2,058
Withholding individual income taxes for employees	2,533	2,334
Income tax payable	557	450
Others	485	722
Total	¥ 5,421	¥ 5,564